Financial risk management, objectives and policies, ING Credit Facility (Details) $ in Thousands		1 Months Ended		3 Months Ended						12 Months Ended
	Jan. 31, 2023 USD ($) Borrower	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)
Credit Facility [Abstract]
Borrowings			$ 428,744			$ 409,424				$ 428,744
DHT China [Member] | Subsequent Events [Member]
Credit Facility [Abstract]
Repayments of borrowings		$ 5,600
ING Credit Facility [Member]
Credit Facility [Abstract]
Credit facility covenant, required adjusted tangible net worth			300,000							$ 300,000
ING Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings										135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets										25.00%
Credit facility covenant, required unencumbered consolidated cash			30,000							$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt										6.00%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 405,000		$ 211,812			218,311				$ 211,812
Uncommitted incremental facility	$ 100,000
Number of borrowers | Borrower	10
Frequency of periodic repayment										quarterly
Debt repayment installment amount	$ 6,300
Maturity date										Jan. 31, 2029
ING Credit Facility, $405 million Senior Credit Facility [Member] | DHT China [Member] | Subsequent Events [Member]
Credit Facility [Abstract]
Frequency of periodic repayment		quarterly
Maturity date		Jan. 31, 2029
Repayments of borrowings		$ 5,600
Debt quarterly repayment installment amount		$ 5,600
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	1.90%		1.90%							1.90%
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term				$ 25,000	$ 42,400
Drawdown			$ 50,000	10,000	$ 10,000	10,000	$ 25,000	$ 24,000	$ 55,000
Additional Drawdown in same period				$ 15,000
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings			$ 38,013			$ 40,910			45,000	$ 38,013
Frequency of periodic repayment										quarterly
Debt repayment installment amount									750
Maturity date										Jan. 31, 2029
Drawdown									$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis			1.80%						1.80%	1.80%